Stock-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2025
Stock-Based Compensation [Line Items]
Schedule of Share Option Plan

The following is a summary of the status of the Company’s share option plan as of September 30, 2025:

	Nine months ended on
	September 30, 2025
	Number of Options	Weighted-Average Exercise price
Options outstanding as of December 31, 2024	10,569,170	$1.07
Granted during the period	1,736,385	$2.31
Exercised during the period	(566,516)	$0.81
Forfeited during the period	(16,563)	$2.10
Options outstanding as of September 30, 2025	11,722,476	$1.26
Options exercisable as of September 30, 2025	9,961,659	$1.06

Schedule of Information about Stock Options Outstanding

The following table summarizes information about stock options outstanding as of September 30, 2025:

Outstanding as of September 30, 2025					Exercisable as of September 30, 2025
Range of exercise prices	Number outstanding	Weighted average remaining contractual term	Weighted average exercise price	Aggregate intrinsic value (U.S. dollars in thousands)	Number Exercisable	Weighted average remaining contractual term	Weighted Average exercise price	Aggregate intrinsic value (U.S. dollars in thousands)
$0.15-$0.86	9,076,257	3.52	0.80	9,002	9,066,224	3.52	0.80	8,992
$1.87	3,313	5.28	1.87	-	3,313	5.28	1.87	-
$2.10-$2.13	55,710	6.00	2.13	-	18,570	6.00	2.13	-
$2.27	1,224,460	6.75	2.27	-	-	-	-	-
$2.39-$2.41	937,194	5.84	2.40	-	515,977	5.60	2.40	-
$4.99	196,625	4.29	4.99	-	154,908	4.29	6.33	-
$5.36	140,000	3.75	5.36	-	113,750	3.75	5.36	-
$7.58	85,380	3.29	7.58	-	85,380	3.29	7.58	-
$9.07	3,537	3.21	9.07	-	3,537	3.21	9.07	-

Schedule of Fair Value of Option Grants Using the Black-Scholes Option-Pricing Model

The calculated fair value of option grants was estimated using the Black-Scholes option-pricing model with the following assumptions:

	For the Nine months ended on September 30, 2025	For the nine months ended on September 30, 2024
Expected term	4-5	4-5
Expected volatility	59.63%-65.99%	57.53%-58.56%
Expected dividend rate	0%	0%
Risk-free rate	3.70%-4.36%	3.55%-3.92%

Schedule of Classification of Stock Options Expenses

The following table presents the classification of the stock options expenses for the periods indicated:

	Nine months ended September 30		Three months ended September 30
	2025	2024	2025	2024
	U.S. dollars in thousands

Cost of revenue	62	132	25	44
Research and development	296	651	67	210
Sales and marketing	131	684	47	194
General and administrative	530	752	219	189
Total stock-based compensation	1,019	2,219	358	637

Schedule of Company’s RSU’s

The following is a summary of the status of the Company’s RSU’s as of September 30, 2025, as well as changes during the period of nine months ended September 30, 2025:

	Number of RSUs	Weighted- Average Grant Date Fair Value
RSUs outstanding at the beginning of the year	8,827,092	$3.13
Granted during the period	4,757,929	$2.16
Vested during the period	(3,494,185)	$3.24
Forfeited during the period	(614,936)	$2.78
Outstanding at the end of the period	9,475,900	$2.63

Schedule of Classification of RSU's Expenses

The following table presents the classification of RSU’s expenses for the periods indicated:

	Nine months ended September 30		Three months ended September 30
	2025	2024	2025	2024
	U.S. dollars in thousands

Cost of revenue	689	580	230	194
Research and development	5,255	4,499	1,729	1,542
Sales and marketing	2,775	2,268	800	779
General and administrative	1,932	1,693	612	608
Total stock-based compensation-RSUs	10,651	9,040	3,371	3,123